Note 15 - Income Taxes	12 Months Ended
Nov. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.	Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30, 2013	November 30, 2012	November 30, 2011
	%	%	%

Statutory income tax rate	26.5	27.0	28.0

	$	$	$

Statutory income tax recovery	(3,046,180)	(1,632,406)	(1,366,478)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	1,446,008	(399,748)	(1,324,979)
Change in valuation allowance	1,248,045	3,217,198	2,452,926
Investment tax credit	(164,308)	(561,988)	-
Financing costs booked to equity	(307,262)	-	-
Ontario tax rate change	-	(420,990)	-
Foreign exchange change	746,667	(230,695)	-
True up of tax returns, etc.	77,030	28,629	238,531
	-	-	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	November 30, 2013	November 30, 2012	November 30, 2011
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,831,991	6,031,917	4,147,325
Book and tax basis differences on assets and liabilities	992,378	773,590	824,640
Other	37,136	17,590	8,635
Ontario harmonization tax credit	399,831	427,355	361,888
Investment tax credit	2,324,856	2,089,238	1,351,859
Undeducted research and development expenditures	2,180,640	2,179,097	1,607,242
	12,766,832	11,518,787	8,301,589
Valuation allowances for deferred tax assets	(12,766,832)	(11,518,787)	(8,301,589)
Net deferred tax assets	-	-	-

At November 30, 2013, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$

2013	(1,162,039)
2014	(2,129,847)
2025	(513,476)
2026	-
2027	(1,372,624)
2028	(808,024)
2029	(597,768)
2030	(3,629,479)
2031	(4,938,324)
2032	(5,380,452)
2033	(5,165,818)
(25,697,851)

United States Federal income tax losses expiring in the year ended November 30,
$

2024	35,957
2025	16,234
2026	34,523
86,714

At November 30, 2013, the Company had a cumulative carry-forward pool of Federal SR&ED expenditures in the amount of approximately $10,310,000 (2012 - $9,822,000) which can be carried forward indefinitely.

At November 30, 2013, the Company had approximately $400,000 (2012 - $427,000) of Ontario harmonization credits, which will expire in the November 30, 2014 taxation year. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

At November 30, 2013, the Company had approximately $2,325,000 (November 30, 2012 - 2,089,000) of unclaimed ITCs which expire from 2025 to 2033. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2013 or November 30, 2012.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2007 to 2013 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company did not incur any interest expense related to uncertain tax positions in 2013, 2012 and 2011 or any penalties in those years. The Company had no accrued interest and penalties as of November 30, 2013 and 2012.

The Company had no unrecognized tax benefits in 2013, 2012 and 2011, and the Company does not expect that the unrecognized tax benefit will increase within the next twelve months.